Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Disclosure Of Taxes [Line Items]
Tax amount in dispute		$ 11,552
Brazilian federal settlement programs [member]
Disclosure Of Taxes [Line Items]
Tax amount in dispute	$ 11,552
Brazil [member]
Disclosure Of Taxes [Line Items]
Statutory corporate tax rates	25.00%
Social Contribution on Net Income (CSLL) [Member] | Brazil [member]
Disclosure Of Taxes [Line Items]
Statutory corporate tax rates	9.00%